FINANCE LEASE LIABILITIES (Schedule of Carrying Values of Finance Lease Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Current liabilities
Finance lease liabilities	$ 436	$ 354
Total current liabilities	436	354
Non-current liabilities	526	532
Finance lease liabilities	$ 526	$ 532